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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund
COMMON STOCK - 82.7%	Shares	Value (Note 1)
Consumer Discretionary - 8.9%
Bed Bath & Beyond Inc.*	20,000	$ 1,260,000
Best Buy Co. Inc.	110,000	1,890,900
Kohl's Corp.	35,000	1,792,700
Staples Inc.	50,000	576,000
Target Corp.	20,000	1,269,400
		6,789,000
Energy - 7.3%
Apache Corp.	25,000	2,161,750
Canadian Natural Resources Ltd.	40,000	1,231,600
Schlumberger Ltd.	30,000	2,169,900
		5,563,250
Financials - 14.7%
Affiliated Managers Group Inc.*	15,000	1,845,000
Bank of America Corp.	199,800	1,764,234
Goldman Sachs Group Inc.	14,000	1,591,520
JPMorgan Chase & Co.	30,400	1,230,592
Morgan Stanley	70,000	1,171,800
State Street Corp.	60,000	2,517,600
Wells Fargo & Co.	30,000	1,035,900
		11,156,646
Health Care - 25.9%
Celgene Corp.*	25,000	1,910,000
Community Health Systems Inc.*	50,000	1,457,000
Laboratory Corp. of America Holdings*	20,000	1,849,400
Medtronic Inc.	40,000	1,724,800
Mylan Inc.*	100,000	2,440,000
Pfizer Inc.	39,800	989,030
St Jude Medical Inc.	50,000	2,106,500
Stryker Corp.	35,000	1,948,100
Teva Pharmaceutical Industries Ltd., ADR	50,000	2,070,500
UnitedHealth Group Inc.	20,000	1,108,200
Zimmer Holdings Inc.	30,000	2,028,600
		19,632,130
Industrials - 3.7%
Jacobs Engineering Group Inc.*	30,000	1,212,900
Norfolk Southern Corp.	25,000	1,590,750
		2,803,650
Information Technology - 20.6%
Adobe Systems Inc.*	20,000	649,200
Altera Corp.	20,000	679,700
Apple Inc.	2,000	1,334,520
Applied Materials Inc.	90,000	1,004,850
Cisco Systems Inc.	120,000	2,290,800
EMC Corp.*	30,000	818,100
Facebook Inc.*	25,000	541,250
Flextronics International Ltd.*	184,900	1,109,400
FLIR Systems Inc.	80,000	1,598,000
Google Inc.*	3,400	2,565,300
Hewlett-Packard Co.	60,000	1,023,600
Microsoft Corp.	20,000	595,600
Symantec Corp.*	80,000	1,440,000
		15,650,320
Materials - 1.6%
Freeport-McMoRan Copper & Gold Inc.	30,000	1,187,400

Total Common Stock (Cost $67,443,731)		62,782,396

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -7.9%
U.S. Treasury Bills - 7.9%
0.12%, 10/18/12	300,000	299,983
0.12%, 11/15/12	2,000,000	1,999,697
0.13%, 1/10/13	625,000	624,771
0.14%, 2/7/13	475,000	474,759
0.1%, 2/21/13	2,630,000	2,628,930

Total U.S. Government and Agency Obligations		6,028,139
(Cost $6,028,139)

INVESTMENT COMPANIES - 0.6%
SPDR S&P MidCap 400 ETF Trust	2,500	449,800
Total Investment Companies (Cost $425,115)

Repurchase Agreement - 14.5%
With U.S. Bank National Association issued 09/28/12 at 0.01%, due 10/01/12, collateralized by $11,242,804 in (Fannie Mae
Pool #695167) due 5/1/33. Proceeds at maturity are 11,022,208
(Cost $11,022,199)		11,022,199

TOTAL INVESTMENTS - 105.7% (Cost $84,919,184)		80,282,534
NET OTHER ASSETS AND LIABILITIES - (3.5%)		(2,653,342)
TOTAL CALL & PUT OPTIONS WRITTEN - (2.2%)		(1,695,225)
TOTAL ASSETS - 100%		$ 75,933,967

*Non-income producing
ADR-American Depository Receipt
ETF-Exchange Traded Fund

	Contracts
	(100 Shares	Expiration	Exercise
Call Options Written	Per Contract)	Date	Price	Value
Adobe Systems Inc.	200	October 2012	35.00	$2,200
Affiliated Managers Group Inc.	100	December 2012	110.00	145,500
Altera Corp.	200	December 2012	35.00	32,000
Apache Corp.	50	October 2012	110.00	100
Apple Inc.	20	February 2013	700.00	75,500
Bank of America Corp.	500	November 2012	8.00	49,250
Bank of America Corp.	400	November 2012	10.00	4,600
Bed Bath & Beyond Inc.	200	February 2013	62.50	93,500
Celgene Corp.	100	January 2013	67.50	106,750
Cisco Systems Inc.	300	January 2013	17.50	59,100
Community Health Systems Inc.	300	December 2012	24.00	168,000
EMC Corp.	200	January 2013	26.00	50,600
Facebook Inc.	250	December 2012	32.00	4,375
Freeport-McMoRan Copper & Gold Inc.	150	November 2012	36.00	61,875
Hewlett-Packard Co.	400	November 2012	24.00	400
JPMorgan Chase & Co.	200	December 2012	36.00	96,500
Kohl's Corp.	150	January 2013	52.50	30,750
Laboratory Corp. of America Holdings	100	November 2012	90.00	40,500
Medtronic Inc.	150	January 2013	39.00	67,500
Microsoft Corp.	200	October 2012	33.00	700
Mylan Inc.	300	October 2012	24.00	19,200
Norfolk Southern Corp.	200	December 2012	70.00	10,000
St Jude Medical Inc.	250	October 2012	42.50	22,500
Stryker Corp.	150	December 2012	55.00	36,750
Symantec Corp.	300	October 2012	18.00	12,900
Target Corp.	200	October 2012	57.50	121,000
Wells Fargo & Co.	150	October 2012	33.00	27,375
Total Call Options Written (Premiums received $1,352,407)				$1,339,425

Put Options Written
Apple Inc	20	February 2013	675.00	116,850
Bed Bath & Beyond Inc	200	February 2013	57.50	44,500
EMC Corp	200	January 2013	23.00	10,000
Facebook Inc	250	December 2012	27.00	151,250
Microsoft Corp	200	October 2012	31.00	28,700
Symantec Corp	300	October 2012	17.00	4,500
Total Put Options Written (Premiums received $344,851)				$ 355,800

Total Value Options Written (Premiums received $1,697,258)			$ 1,695,225

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP") and options which are valued at the mean between the best bid and best ask price across all option exchanges.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Fund has adopted Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of September 30, 2012, the Fund held no securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments carried at fair value:

				Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2012
Madison Strategic Sector Premium Fund
Assets:
Common Stocks	$ 62,782,396	$ -	$ -	$ 62,782,396
Investment Companies	449,800			449,800
U.S. Government and Agency Obligations		6,028,139		6,028,139
Repurchase Agreement		11,022,199		11,022,199
	$ 63,232,196	$ 17,050,338	$ -	$ 80,282,534
Liabilities:
Written Options	$ 1,695,225	$ -	$ -	$ 1,695,225
	$ 1,695,225	$ -	$ -	$ 1,695,225

The fund adopted guidance on enhanced disclosures about a fund's derivative and hedging activities in order to enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments		for as hedging instruments
Equity contracts	$-	Options Written	$1,695,225

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.   The Fund has adopted the disclosure required by this update.

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The Investment Adviser is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

2. Discussion of Risks: Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  There are several risks associated with transactions in options on securities.  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline.  A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases value.  The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 21, 2012

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 21, 2012